Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Global Silver and Metals Miners ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 68.8%
Agnico Eagle Mines Ltd.	102,428	$12,074,017
Aya Gold & Silver Inc.(a)(b)	1,019,067	8,762,335
Calibre Mining Corp.(a)	955,061	2,206,101
Discovery Silver Corp.(a)	3,824,291	9,084,555
Dundee Precious Metals Inc.	171,620	2,644,925
Eldorado Gold Corp.(a)	152,569	3,078,395
Endeavour Silver Corp.(a)(b)	2,279,815	8,189,957
First Majestic Silver Corp.	974,213	6,012,740
First Majestic Silver Corp.	973,940	6,009,210
Fortuna Mining Corp.(a)	2,028,774	11,870,919
Kinross Gold Corp.	538,310	7,947,069
Lundin Gold Inc.	73,731	3,562,577
MAG Silver Corp.	626,737	11,764,306
New Gold Inc.(a)	656,206	2,916,790
Orla Mining Ltd.(a)	242,374	2,562,646
Pan American Silver Corp.	2,424,520	59,131,187
Perpetua Resources Corp.(a)	16,369	227,693
Seabridge Gold Inc.(a)	109,690	1,346,797
Silvercorp Metals Inc.	1,936,862	7,621,274
Skeena Resources Ltd.(a)(b)	103,535	1,326,298
SSR Mining Inc.(a)	209,852	2,484,858
Wheaton Precious Metals Corp.	139,009	12,044,712
		182,869,361
China — 1.4%
China Gold International Resources Corp. Ltd.	64,200	493,510
Zhaojin Mining Industry Co. Ltd., Class H	1,272,000	3,222,043
		3,715,553
Mexico — 11.6%
Industrias Penoles SAB de CV(a)	1,461,294	30,884,866
Peru — 0.9%
Cia. de Minas Buenaventura SAA, ADR	163,053	2,442,534
South Africa — 1.6%
Harmony Gold Mining Co. Ltd.	301,878	4,359,733
Security	Shares	Value
United Kingdom — 0.7%
Hochschild Mining PLC	467,087	$1,736,318
United States — 14.4%
Coeur Mining Inc.(a)	421,796	3,408,111
Hecla Mining Co.(b)	4,500,199	23,131,023
Newmont Corp.	220,279	11,613,109
		38,152,243
Total Long-Term Investments — 99.4% (Cost: $206,633,417)		264,160,608
Short-Term Securities
Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	15,376,485	15,382,635
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	200,000	200,000
Total Short-Term Securities — 5.9% (Cost: $15,582,551)		15,582,635
Total Investments — 105.3% (Cost: $222,215,968)		279,743,243
Liabilities in Excess of Other Assets — (5.3)%		(14,132,722)
Net Assets — 100.0%		$265,610,521

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,912,338	$11,474,927 (a)	$—	$(3,802)	$(828)	$15,382,635	15,376,485	$79,514 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	280,000	—	(80,000)(a)	—	—	200,000	200,000	5,521	—
				$(3,802)	$(828)	$15,582,635		$85,035	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Silver and Metals Miners ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	7	06/19/25	$1,600	$16,600
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$254,349,004	$9,811,604	$—	$264,160,608
Short-Term Securities
Money Market Funds	15,582,635	—	—	15,582,635
	$269,931,639	$9,811,604	$—	$279,743,243
Derivative Financial Instruments(a)
Assets
Equity Contracts	$16,600	$—	$—	$16,600

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt